Financial Instruments - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	$ 35,337	$ 51,723
Derivative assets	2,883	3,995
Derivative liabilities	(1,780)	(351)
Financial assets	394,125	456,190
Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Financial assets	156,537	51,723
Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Derivative assets	2,883	3,995
Derivative liabilities	(1,780)	(351)
Financial assets	51,361	43,664
Short-term investments | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	35,337	51,723
Short-term investments | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	0	0
Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	50,258	40,020
Trade receivables from provisional concentrate sales [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Trade receivables from provisional concentrate sales [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	50,258	40,020
Long-term investment | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	121,200	0
Long-term investment | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	$ 0	$ 0